Deferred tax	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Deferred tax
40 Deferred tax

	2020	2019
Deferred tax assets	101	193
Deferred tax liabilities	1,424	1,229
Total net deferred tax liability / (asset)	1,323	1,036

Deferred tax assets comprise temporary differences on:	2020	2019
Real Estate	-	(520)
Financial assets	13	76
Insurance and investment contracts	(5)	440
Deferred expenses, VOBA and other intangible assets	(110)	(112)
Defined benefit plans	-	7
Tax losses and credits carried forward	321	183
Other	(118)	119
At December 31	101	193

Deferred tax liabilities comprise temporary differences on:	2020	2019
Real estate	663	124
Financial assets	2,169	1,550
Insurance and investment contracts	(1,539)	(1,030)
Deferred expenses, VOBA and other intangible assets	1,323	1,662
Defined benefit plans	(206)	(249)
Tax losses and credits carried forward	(502)	(551)
Other	(484)	(279)
At December 31	1,424	1,229
The following table provides a movement schedule of net deferred tax broken-down by those items for which a deferred tax asset or liability has been recognized.

	Real estate	Financial assets	Insurance and investment contracts	Deferred expenses, VOBA and other intangible assets	Defined benefit plans	Tax losses and credits carried forward	Other	Total
At January 1, 2020	644	1,474	(1,470)	1,774	(256)	(734)	(397)	1,036
Acquisitions / Additions	-	-	-	2	-	-	-	2
Charged to income statement	20	289	(102)	(213)	169	(13)	(67)	81
Charged to OCI	2	597	-	-	(140)	-	4	464
Net exchange differences	(3)	(204)	105	(130)	21	56	27	(128)
Transfer (to)/from current income tax	-	-	-	-	-	(132)	-	(132)
Transfer (to) /from other headings	-	-	(66)	-	-	-	66	-
At December 31, 2020	663	2,156	(1,533)	1,433	(206)	(823)	(366)	1,323

At January 1, 2019	519	814	(1,433)	1,913	(269)	(314)	(837)	394
Charged to income statement	125	25	(20)	(177)	108	63	(11)	114
Charged to OCI	(8)	629	-	-	(90)	-	(9)	521
Net exchange differences	1	9	(17)	37	(5)	(9)	(17)	(2)
Disposal of a business	-	-	-	-	-	-	2	2
Transfer (to)/from other headings	-	-	-	-	-	(473)	473	-
Other	7	(3)	-	-	-	-	3	7
At December 31, 2019	644	1,474	(1,470)	1,774	(256)	(734)	(398)	1,036
In 2020, the increase of deferred tax liability primarily related to an increase of unrealized profits in respect of financial assets mainly due to market movements.
Transfer to/from current income tax relates to the deferred tax asset for the loss carry forward position of the Dutch fiscal unit in 2020.
Deferred corporate income tax assets are recognized for tax losses and credits carried forward to the extent that the realization of the related tax benefit through future taxable profits is probable. For an amount of gross EUR 1,346 million; tax EUR 230 million related to tax losses carried forward (2019: gross EUR 1,379 million; tax EUR 236 million) and an amount of tax EUR 405 million related to tax credits carried forward (2019; tax EUR 391 million) the realization of the deferred tax asset is dependent on the projection of future taxable profits. Furthermore, in addition the realization of the deferred tax asset is also dependent on income from existing business in excess of the profits arising from the reversal of existing taxable temporary differences. If in the near future estimates of projected taxable income are revised during the carry forward period, the amount of deferred corporate income tax assets considered probable could change. The recognition of the deferred tax assets is based on Aegon’s long-term projections including sensitivities and tax planning strategies.
For the following amounts, arranged by loss carry forward periods, the deferred corporate income tax asset is not recognized:

	Gross amounts 1)		Not recognized deferred tax assets
	2020	2019	2020	2019
< 5 years	71	79	18	20
≥ 5 – 10 years	12	18	4	4
≥ 10 – 15 years	18	27	57	51
≥ 15 – 20 years	4	1	-	-
Indefinitely	514	488	114	107
At December 31	619	613	192	182
1
The gross value of state tax loss carry forward is not summarized in the disclosure, due to the fact that the United States files in different state jurisdictions with various applicable tax rates and apportionment rules

Deferred corporate income tax assets in respect of deductible temporary differences are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. For an amount of gross EUR
31
 million; tax EUR
5
 million
(2019
: gross EUR
406
 million; tax EUR
99
 million) the realization of the deferred corporate income tax asset is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences.

Aegon did not recognize deferred corporate income tax assets in respect of deductible temporary differences relating to Financial assets and Other items for the amount of gross EUR 20 million; tax EUR 4 million (2019: gross EUR 32 million; tax EUR 6 million).
Deferred corporate income tax liabilities have not been recognized for withholding tax and other taxes that would be payable on the unremitted earnings of certain subsidiaries. The unremitted earnings totaled gross EUR 1,769 million; tax EUR 441 million (2019: gross EUR 1,774 million; tax EUR 383 million calculated at the enacted rates).
All deferred corporate income taxes are
non-current
by nature.
Deferred tax assets and liabilities are expected to be recovered after more than one year after the balance sheet date.